Loans and Allowance for Losses and Concentrations of Credit Risk - Certain Loans Acquired Delinquencies and Net Credit Losses (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance	$ 95,041,000		$ 98,837,000
Net credit losses (recoveries)	2,975,000		1,673,000		200,000
Loans and leases receivable, impaired, loans past due period, minimum	90 days
On-balance sheet [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net credit losses (recoveries)	2,975,000		1,673,000		200,000
On-balance sheet [Member] | Eligible Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net credit losses (recoveries)	2,975,000		1,673,000		200,000
Off-balance sheet [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net credit losses (recoveries)	0		0		0
Off-balance sheet [Member] | Long-Term Standby Purchase Commitments [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net credit losses (recoveries)	0		0		0
90-day delinquencies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance	28,296,000		33,263,000
90-day delinquencies [Member] | Eligible Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities, Subject To Be Purchased	1,200,000	[1]	4,600,000	[1]
90-day delinquencies [Member] | On-balance sheet [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance	27,580,000		29,592,000
90-day delinquencies [Member] | On-balance sheet [Member] | Eligible Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance	27,580,000	[1]	29,592,000	[1]
90-day delinquencies [Member] | Off-balance sheet [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance	716,000		3,671,000
90-day delinquencies [Member] | Off-balance sheet [Member] | Long-Term Standby Purchase Commitments [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance	$ 716,000		$ 3,671,000

[1]	Includes loans and loans underlying off-balance sheet Farm & Ranch Guaranteed Securities and LTSPCs that are 90 days or more past due, in foreclosure, restructured after delinquency, and in bankruptcy, excluding loans performing under either their original loan terms or a court-approved bankruptcy plan.